Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reportable segments [line items]
Revenue	$ 51,262	$ 55,658	$ 53,817
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	767	1,474	2,020
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	19,400	16,107	14,226
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	3,130	2,459	1,801
Steelmaking Coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	3,394	5,793	7,430
Energy coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	1,652	1,873	3,528
Western Australia Nickel [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	758	1,473	2,009
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	$ 9	$ 1	$ 11